Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related party transactions
Remuneration	$ 755	$ 797	$ 1,213	$ 1,364
Directors' remuneration
Related party transactions
short-term employee benefits	178	177	356	409
share-based payments	300	300	300	300
Remuneration	478	477	656	709
Other members of key management's remuneration
Related party transactions
short-term employee benefits	240	237	484	491
share-based payments	37	83	73	164
Remuneration	$ 277	$ 320	$ 557	$ 655